Long-Term Debt (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jun. 11, 2014 Loan and Security Agreement - Initial Note [Member]
Available borrowing under Loan and Security Agreement	$ 5,000		$ 10,000
Secured promissory notes			5,000
Amount of each separate note	5,000
Note issuance date			Jun. 11, 2014
Date of first required payment			Jul. 01, 2015
Frequency of debt payments			monthly
Term of debt payments			27 months
Number of shares callable by warrants outstanding			177,514
Warrant strike price (in dollars per share)			$ 1.41
Interest rate, minimum			11.25%
Interest rate, description of maximum			11.25% plus the Wall Street Journal Prime Rate, less 3.25%.
Spread on variable rate			(3.25%)
Additional interest payment rate			2.50%
Due date of additional interest payment			Oct. 01, 2017
Additional borrowing capacity due to private placement	5,000
Fair value of the warrants issued			230
Debt, net of discounts	$ 4,723	$ 5,000